LONG TERM DEBT (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
LONG TERM DEBT
Operating lease cost	$ 43,133	$ 43,133	$ 129,399	$ 129,399
Short term lease cost	0	0	0	0
Total net lease cost	$ 43,133	$ 43,133	$ 129,399	$ 129,399